Borrowings (Details Narrative) $ in Millions		1 Months Ended	12 Months Ended
	Aug. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Mar. 10, 2026 USD ($)	Jan. 31, 2026 USD ($)	Jan. 08, 2026 USD ($)	Oct. 08, 2025 USD ($)	Jul. 18, 2025 USD ($)	Sep. 13, 2023 USD ($)
Principal amount			$ 4,599,488		$ 1,750,000				$ 4,000,000
Settlement Agreement [Member] | Subsequent Event [Member]
Loans								$ 1,500,000
Principal amount							$ 1,100,000
EF Hutton LLC [Member] | Settlement Agreement [Member]
Settlement amount		$ 5,500,000
Reduction from original claim		$ 200,000
Greenberg Traurig LLP [Member]
Principal amount			1,100,000
Promissory Notes [Member] | Third Parties [Member]
Outstanding balance	$ 5,700,000
Underwriting fees	3,200,000
Promissory Notes [Member] | EF Hutton LLC [Member]
Principal amount	5,700,000
Promissory Notes [Member] | Greenberg Traurig LLP [Member]
Principal amount	3,200,000		1,100,000							$ 1,600,000
Long-Term Debt, Gross			500,000
Promissory Notes [Member] | Currenc and Greenberg Traurig LLP [Member] | Settlement Agreement [Member] | Subsequent Event [Member]
Principal amount							$ 100,000
Final settlement						$ 100,000
Promissory Notes [Member] | Related Party [Member]
Outstanding balance	$ 603,623		603,623								$ 325,000
Borrowings [Member]
Interest expense			2,470,891		8,515,214
Alexander Kong [Member]
Loan			$ 1,600,000	$ 12.3
Interest rate			12.00%
Loans			$ 7,900,000		$ 7,900,000
Ronnie Hui [Member]
Loan			$ 500,000	$ 3.6
Interest rate			12.00%